INVENTORY	12 Months Ended
Dec. 31, 2015
INVENTORY [Abstract]
INVENTORY

NOTE 3:-     INVENTORY

	December 31,
	2015	2014

Raw materials	$126	$919
Finished products (*)	1,406	1,780

	$1,532	$2,699

(*)	Includes amounts of $ 373 and $ 1,208 for 2015 and 2014, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.